Quarterly financial data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data

	Three months ended				Year ended
	March 31, 2017	June 30, 2017	September 30, 2017	December 31, 2017	December 31, 2017
Total net revenues	$622,995	$670,697	$708,824	$734,413	$2,736,929
Gross profit	$239,658	$255,404	$279,633	$278,530	$1,053,225
Income from operations	$79,096	$80,031	$97,451	$72,049	$328,627
Income before equity method investment activity, net and income tax expense	$69,243	$84,582	$89,742	$81,559	$325,126
Net Income	$52,440	$69,102	$73,161	$66,138	$260,841
Net (income) loss attributable to redeemable non-controlling interest	$898	$(156)	$584	$944	$2,270
Net income attributable to Genpact Limited common shareholders	$53,338	$68,946	$73,745	$67,082	$263,111
Earnings per common share attributable to Genpact Limited common shareholders
Basic	$0.27	$0.36	$0.38	$0.35	$1.36
Diluted	$0.26	$0.36	$0.38	$0.34	$1.34
Weighted average number of common shares used in computing earnings per common share attributable to Genpact Limited common shareholders
Basic	199,069,528	191,469,593	192,124,366	192,795,534	193,864,755
Diluted	202,655,937	193,732,406	194,947,699	196,862,168	197,049,552

29. Quarterly financial data (unaudited) (Continued)

	Three months ended				Year ended
	March 31, 2016	June 30, 2016	September 30, 2016	December 31, 2016	December 31, 2016
Total net revenues	$609,703	$630,523	$648,783	$681,747	$2,570,756
Gross profit	$236,855	$246,768	$256,351	$276,075	$1,016,049
Income from operations	$75,622	$79,940	$87,124	$98,092	$340,777
Income before equity method investment activity, net and income tax expense	$72,664	$81,818	$87,360	$95,502	$337,343
Net income	$58,505	$64,788	$68,188	$76,066	$267,547
Net (income) loss attributable to redeemable non-controlling interest	$289	$882	$734	$232	$2,137
Net income attributable to Genpact Limited common shareholders	$58,794	$65,670	$68,922	$76,298	$269,684
Earnings per common share attributable to Genpact Limited common shareholders
Basic	$0.28	$0.31	$0.33	$0.38	$1.30
Diluted	$0.27	$0.31	$0.33	$0.38	$1.28
Weighted average number of common shares used in computing earnings per common share attributable to Genpact Limited common shareholders
Basic	210,780,165	210,178,050	206,146,007	200,341,922	206,861,536
Diluted	213,892,964	213,803,134	209,376,683	203,431,310	210,126,023